Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Tax related to Pension and OPEB liabilities	$ (391)	$ (257)	$ (1,173)	$ (10,315)